Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of net proceeds from the Business Combination
The following table summarizes the elements of the net proceeds from the Business Combination:

Recapitalization
Cash - RACA Trust and cash (net of redemptions)	$121,770,367
Cash - PIPE Financing	165,000,000
Less: Underwriting fees, costs incurred by RACA and other direct and incremental costs, each paid prior to December 31, 2021	(21,887,685)
Net proceeds from the Business Combination, net of costs incurred by RACA and direct and incremental costs paid per the statement of cash flows	$264,882,682

Summary of number of shares of common stock outstanding immediately following the consummation of the Business Combination
The following table summarizes the number of shares of Common Stock outstanding immediately following the consummation of the Business Combination:

Number of Shares
RACA Class A and Class B shares outstanding prior to the Business Combination	16,039,769
Class A shares issued pursuant to the PIPE Financing	16,500,000
Common Stock issued upon conversion of RACA Class A Common Stock and Class B Common Stock and PIPE Financing shares	32,539,769
Common Stock issued upon conversion of POINT Biopharma Inc. common shares	57,582,025
Total shares of Common Stock outstanding immediately following the Business Combination	90,121,794